Shareholder Report, Line Graph (Details) - USD ($)		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025
C000256565
Account Value [Line Items]
Accumulated Value	$ 10,080	$ 10,104	$ 10,269	$ 10,252
T. Rowe Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name					Regulatory Benchmark
Accumulated Value	9,806	10,883	11,773	12,056
T. Rowe Index: CBOE S&P 500 BuyWrite Index
Account Value [Line Items]
Line Graph and Table Measure Name					Strategy Benchmark
Accumulated Value	$ 9,924	$ 10,113	$ 10,470	$ 11,154